Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Grant revenue		$ 260	$ 352	$ 841	$ 946	$ 738
Operating expenses:
Research and development	$ 2,723	2,101	11,247	4,779	7,539	6,132
General and administrative	1,452	1,566	4,136	3,695	5,003	2,412
Total operating expenses	4,175	3,667	15,383	8,474	12,542	8,544
Loss from operations	(4,175)	(3,407)	(15,031)	(7,633)	(11,596)	(7,806)
Other income (expense):
Interest income (expense), net	27	10	65	15
Interest income					38	1
Interest expense					(6)	(1,907)
Net loss	(4,148)	(3,397)	(14,966)	(7,618)	(11,564)	(9,712)
Unrealized gain (loss) on marketable securities	(3)	2	18	(3)	(18)
Comprehensive loss	$ (4,151)	$ (3,395)	$ (14,948)	$ (7,621)	$ (11,582)	$ (9,712)
Net loss per common share - basic and diluted	$ (0.53)	$ (0.59)	$ (2.18)	$ (1.35)	$ (2.03)	$ (3.11)
Weighted-average number of shares outstanding - basic and diluted	7,759,630	5,796,091	6,856,876	5,644,587	5,682,799	3,118,344
Pro Forma [Member]
Other income (expense):
Net loss per common share - basic and diluted					$ (1.95)
Weighted-average number of shares outstanding - basic and diluted					5,932,799